Stock-Based Compensation (Details Textual) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 2004 Long-Term Incentive Compensation Plan [Member] Y	Dec. 31, 2010 2004 Long-Term Incentive Compensation Plan [Member]	Dec. 31, 2009 2004 Long-Term Incentive Compensation Plan [Member]	Apr. 30, 2002 2002 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 2002 Employee Stock Purchase Plan [Member]	Dec. 31, 2010 2002 Employee Stock Purchase Plan [Member]
Stock Based Compensation (Textual) [Abstract]
Shares reserved for issuance under the ESPP					11,988,793
Compensation expense, net of reimbursements		$ 75,000,000	$ 72,000,000	$ 53,000,000
Tax benefits from compensation expense		29,000,000	28,000,000	21,000,000
Historical share price volatility period		8 years
Weighted average volatility for grants		39.00%
Weighted-average fair value per option for options granted		$ 21.84	$ 14.73	$ 4.69
Service period for restricted stock/units and options		3 or 4 years
Total intrinsic value of options exercised		62,000,000	115,000,000	1,000,000
Tax benefits from stock options exercised		23,000,000	44,000,000	300,000
Unrecognized compensation cost of nonvested options and restricted stock, net of estimated forfeitures		76,000,000
Weighted-average period of unrecognized compensation cost expected to be recognized		1.5
Aggregate intrinsic value of outstanding options		128,000,000
Aggregate intrinsic value of exercisable options		39,000,000
Weighted-average contractual life for outstanding options		4.1
Weighted-average contractual life for exercisable options		3.0
Restricted Stock and Units Granted, Weighted Average Grant Value Per Share	$ 60.77	$ 60.77	$ 37.33	$ 11.15
Fair value of restricted stock and units for which restrictions lapsed		154,000,000	62,000,000	33,000,000
Aggregate award pool for non-qualified or incentive stock options, performance shares restricted stock and units		56,000,000
Maximum employees contribution allowed to the ESPP as a percentage of total cash compensation					20.00%
Maximum value of shares that may be purchased by participants under ESPP					$ 25,000
Purchase price to employees under ESPP, equal to fair market value of shares					95.00%
Shares issued under the ESPP						110,000	117,000
Share purchase price under ESPP, lower range						$ 42.33	$ 36.77
Share purchase price under ESPP, Upper range						$ 58.05	$ 54.00